Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Critical Accounting Estimates and Judgements [Line Items]
Value of contracted revenue	$ 10,000,000
Cash and cash equivalents	$ 916,488	[1]	$ 585,416	$ 898,802	$ 633,450
Lease renewal term	10 years
Percentage of unpaid regular claims accrued	100.00%
Percentage of unpaid regular claims accrual over certain years	0.00%
Percentage of change in management estimate of regulatory payables	10.00%
Increase (decrease ) in unbilled regulatory payables due to change in management estimate	$ 3,200		2,900	3,500
Nigeria
Critical Accounting Estimates and Judgements [Line Items]
Unbilled regulatory accruals	$ 31,900		$ 28,300	$ 43,800

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).